Hartford Leaders Access (Series I and IR)

Separate Account Seven

Hartford Life and Annuity Insurance Company

File No. 333-076425

Supplement Dated March 7, 2007 to the Prospectus Dated May 1, 2006

Supplement Dated March 7, 2007 to your Prospectus

Effective on May 1, 2007, the following Fund Sub-Accounts will be added in alphabetical order to the section entitled “General Contract Information” under the sub-section entitled “The Funds”:

American Funds Global Bond

American Funds Global Growth and Income

MFS Research International Series

In addition, effective on May 1, 2007, the following Fund Sub-Accounts listed in the section entitled “General Contract Information” under the sub-section entitled “The Funds” will be re-opened:

AIM V.I. International Growth Fund

American Funds Global Growth

American Funds Global Small Capitalization

American Funds International

American Funds New World

MFS Global Equity Series

Templeton Developing Markets Securities

Templeton Foreign Securities

This supplement should be retained with the prospectus for future reference.

HV-6099